Schedule of other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Receivables
Recoverable value added tax (“VAT”)	$ 1,019	$ 722
Other receivables	402	2,822
Total	$ 1,421	$ 3,544